Prepaid Expenses and Other Current Assets (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Prepaid Expenses and Other Current Assets [Line Items]
Percentage of discount lease payment	90.00%
Third Parties [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Other receivables (in Dollars)	$ 137,629	$ 134,829
Heliheng [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Equity interest percentage	100.00%
JamBox [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Equity interest percentage	20.00%